Related Party Transactions - Schedule of Related Parties Transactions (Details)	12 Months Ended
Oct. 31, 2025
Guozhen Liu [Member]
Related Party Transaction [Line Items]
Transactions with related parties	Limited partner of Changxin International Limited Partnership, executive director and legal representative of Park Ha Shanghai, supervisor of Xinzhan, parent of Xiaoqiu Zhang
Fujun Yu [Member]
Related Party Transaction [Line Items]
Transactions with related parties	Legal representative and executive director of Park Ha Jiangsu, supervisor of Park Ha Shanghai
Hengquan Zhang [Member]
Related Party Transaction [Line Items]
Transactions with related parties	Supervior of Park Ha Jiangsu, parent of Xiaoqiu Zhang
Xiaoqiu Zhang [Member]
Related Party Transaction [Line Items]
Transactions with related parties	CEO, Chairperson of the board of directors, controlling shareholder of Park Ha Cayman
Li Wang [Member]
Related Party Transaction [Line Items]
Transactions with related parties	Supervisor of Park Ha Investment, director of the Company